FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
               or fiscal year ending:   12/31/97 (b)


Is this a transition report?: (Y/N) N


Is this an amendment to a previous filing? (Y/N) N


Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:


1.  A.  Registrant Name: Prudential's Annuity Plan Account-2
    B.  File Number: 811-1849
    C.  Telephone Number: 973-802-6000

2.  A.  Street: 213 Washington Street
    B.  City: Newark      C.  State: NJ D.  Zip Code:07102 Zip Ext: 2992
    E.  Foreign Country:                        Foreign Postal Code:

3.  Is this the first filing on this form by Registrant?(Y/N) N

4.  Is this the last filing on this form by Registrant?(Y/N) N

5.  Is Registrant a small business investment company (SBIC)?(Y/N) N

6.  Is Registrant a unit investment trust(UIT)?(Y/N) Y
	   (If answer is "Y" (yes) complete only items 111 through 132)

7.  A.  Is Registrant a series or multiple portfolio company?(Y/N)
        (If answer is "N" (No), go to item 8.)
    B.  How many separate series or portfolios did Registrant have at the end of
        the 	period?

SCREEN NUMBER:  01	PAGE NUMBER: 01




For period ending 12/31/97       	If filing more than one
File number 811-1849             	Page 2, "X":



C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

											Is this the
 Series	 									last filing
 Number  	Series Name								for this series?

    1	      											(Y/N)


























SCREEN NUMBER:  02	PAGE NUMBER: 02
<NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)



For period ending   12/31/97    	If filing more than one
File number 811- 1849           	Page 47, "X":

UNIT INVESTMENT TRUSTS
111.* A.  Depositor Name: Prudential Insurance Company of America
      B.  File Number (If any):
      C.  City: Newark        State: NJ   Zip Code: 07102 Zip Ext:
         	Foreign Country:                 Foreign Postal Code:

111.* A.  Depositor Name:
      B.  File Number (If any):
      C.  City:               State:      Zip Code:       Zip Ext:
          Foreign Country:                 Foreign Postal Code:

112. * A.  Sponsor Name:
     	 B.  File Number (If any):
       C.  City:               State:      Zip Code:       Zip Ext:
           Foreign Country:                 Foreign Postal Code:

112. * A.  Sponsor Name:
       B.  File Number (If any):
    	  C.  City:               State:      Zip Code:       Zip Ext:
           Foreign Country:                 Foreign Postal Code:
















SCREEN NUMBER: 55	PAGE NUMBER: 47


For period ending 12/31/97       	If filing more than one
File number 811- 1849            	Page 48, "X":

113. A.  Trustee Name:
 *   B.  City:                 State:        Zip Code:       Zip Ext:
         Foreign Country:                 Foreign Postal Code:

113. A.  Trustee Name:
 *   B.  City:                 State:        Zip Code:       Zip Ext:
         Foreign Country:                 Foreign Postal Code:

114. A.  Principal Underwriter Name: *
     B.  File Number:
     C.  City:   State:      Zip Code:       Zip Ext:
         Foreign Country:                 Foreign Postal Code:

114. A.  Principal Underwriter Name:
 *   B.  File Number:
     C.  City:                 State:        Zip Code:       Zip Ext:
         Foreign Country:                 Foreign Postal Code:

115. A.  Independent Public Accountant Name: Price Waterhouse, LLP
 *   B.  City: NY        State: NY   Zip Code: 10036  Zip Ext:
         Foreign Country:                 Foreign Postal Code:

115. A.  Independent Public Accountant Name:
 *   B.  City:                 State:        Zip Code:       Zip Ext:
         Foreign Country:                 Foreign Postal Code:














SCREEN NUMBER: 56	PAGE NUMBER: 48


For period ending 12/31/97       	If filing more than one
File number 811- 1849            	Page 49, "X":

116. A.  Is Registrant part of a family of investment companies?(Y/N)
 *                                      	 Y
     B.  Identify the family in 10 letters: P R U D E N T I A L
         (NOTE: In filing this form, use this identification consistently for
        	all investment 	companies in family.  This designation is for
         purposes of this form only.)

117. A.  Is Registrant a separate account of an insurance company?(Y/N)
     *                                                               	  Y

     	If answer is "Y" (Yes), are any of the following types of contracts
      funded by the	Registrant?:

     B.  Variable annuity contracts?(Y/N):                            Y

     C.  Scheduled premium variable life contracts:                   N

     D.  Flexible premium variable life contracts:                    N

     E.  Other types of insurance products registered under the Securities
         Acts of 	1933?(Y/N)                                          N

118.  State the number of series existing at the end of the period that
      *had securities 	registered under the Securities Act of 1933


119.  State the number of new series for which registration statements
    * under the 	Securities Act of 1933 became effective during the period


120.  State the total value of the portfolio securities on the date of
    * deposit for the 	new series included in item 119 ($000's omitted)


121.  State the number of series for which a current prospectus was in
    * existence at 	the end of the period                             1

122.  State the number of existing series for which additional units
    * were registered 	under the Securities Act of 1933 during the period



SCREEN NUMBER: 57	PAGE NUMBER: 49




For period ending 12/31/97      	If filing more than one
File number 811-1849            	Page 50, "X":

123.  State the total value of the additional units considered in
    * answering item 122 	($000's omitted)           $

124.  State the total value of units prior series that were placed in
 * the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted)


125.  State the total dollar amount of sales loads collected (before
 * reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's
      omitted)                                       $

126. Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
      Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
      series.)($000's omitted)                       $

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                            		  Number of  Total Assets    Total Income
                              		  Series     ($000's       Distributions
                              		Investing    omitted)    ($000's omitted)

A.  U.S. Treasury direct issue
B.  U.S. Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
    debt of brokers' or dealers'
    parent

F.  All other corporate intermed.
    & long term debt
G.  All other corporate short-
    term debt
H.  Equity securities of brokers
    or dealers or parents of
    brokers or dealers
I.  Investment company equity
    securities
J.  All other equity securities    1	     	$58,828
K.  Other securities
L.  Total assets of all series of        		$58,828
    registrant



SCREEN NUMBER: 58	PAGE NUMBER:50
































For period ending 12/31/97       	If filing more than one
File number 811-1849             	Page 51, "X":

128.  Is the timely payment of principal and interest on any of the
 * portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N)
Y/N

129.  Is the issuer of any instrument covered in item 128 delinquent or
 * in default as to payment of principal or interest at the end of the current period?(Y/N)
Y/N
130.  In computations of NAV or offering price per unit, is any part of
 * the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N)
Y/N

131.  Total expenses incurred by all series of Registrant during the
      current reporting period ($000's omitted)               $382

132.  List the "811" (Investment Company Act of 1940) registration
 * number for all Series of Registrant that are being included in this filing:


		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-









SCREEN NUMBER: 59	PAGE NUMBER:51

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 26th day of February, 1998.



THE PRUDENTIAL INSURANCE COMPANY OF AMERICA



BY:  /S/ Linda Dougherty  WITNESS: /S/ Michael Ostronic .

	Linda Dougherty   Mike Ostronic
	Vice President				Director, Accounting